Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Line Items]
Total restricted cash	$ 118		$ 223
Current restricted cash	44	$ 85	160	$ 103
Non-current restricted cash	74	$ 69	63	$ 65
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	74		63
Cash held in escrow
Restricted Cash [Line Items]
Total restricted cash	23		23
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	10		28
Accounts pledged as collateral for guarantees related to rig recycling
Restricted Cash [Line Items]
Total restricted cash	0		14
Proceeds from rig sales
Restricted Cash [Line Items]
Total restricted cash	0		47
Accounts pledged as collateral for SFL Leases
Restricted Cash [Line Items]
Total restricted cash	0		37
Other
Restricted Cash [Line Items]
Total restricted cash	$ 11		$ 11